Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2016
Incentive Plans of Western Refining, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table summarizes our RSU activity for the six months ended June 30, 2016:

	Number of Units	Weighted Average Grant Date Fair Value
Not vested at December 31, 2015	399,214	$37.43
Awards granted	375,774	28.52
Awards vested	(109,634)	37.63
Awards forfeited	(6,848)	43.81
Not vested at June 30, 2016	658,506	32.25

WNRL 2013 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of WNRL's common and phantom unit award activity for the six months ended June 30, 2016, is set forth below:

	Number of Phantom Units	Weighted Average Grant Date Fair Value
Not vested at December 31, 2015	279,787	$28.06
Awards granted	86,100	22.51
Awards vested	(70,886)	26.16
Awards forfeited	(10,181)	31.87
Not vested at June 30, 2016	284,820	26.45

NTI 2012 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of our phantom stock award activity under the NTI LTIP for the six months ended June 30, 2016, is set forth below:

	Number of Phantom Stock	Weighted Average Grant Date Fair Value
Not vested at December 31, 2015	—	$—
Awards granted	848,267	20.25
Awards vested	—	—
Awards forfeited	—	—
Not vested at June 30, 2016	848,267	20.25